Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill, Intangible Assets and in Process Revenue Contracts [Abstract]
Carrying amount of goodwill for the Company's reportable segment

	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010 and 2009	130,908	—	35,631	36,652	203,191
Goodwill impairment	—		—	(36,652)	(36,652)

Balance as of December 31, 2011	130,908	—	35,631	—	166,539

Summary of intangible assets

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742

As at December 31, 2010, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	347,085	(195,358)	151,727
Other intangible assets	4.5	11,430	(7,264)	4,166

	13.5	358,515	(202,622)	155,893